Schedule of reconciliation between the statutory tax rate to the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ (3,386,215)	$ (4,354,334)	$ (8,478,295)	$ (1,307,693)
Singapore income tax rate	(17.00%)	(17.00%)	(17.00%)
Non-deductible expenses	0.40%	0.40%	0.50%
Income not subject to tax	(11.30%)	(11.30%)	0.00%
Effect on different tax rate in different countries	18.00%	18.00%	12.40%
Under provision of current taxation in respect of prior year	0.00%	0.00%	0.10%
Others	7.20%	7.20%	6.00%
Effective tax rate	2.70%	2.70%	2.00%
Effective Income Tax Rate Reconciliation, Percent	2.70%	2.70%	2.00%